SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income, net:
Interest on bank deposits and other	$ 4,131	$ 5,916	$ 7,016
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	1,855	3,700	3,639
Gain on sale of marketable securities	438	639	537
Bank charges	(200)	(189)	(124)
Foreign currency differences, net	(1,817)	(2,270)	(2,276)
Financial income and expenses, net	$ 4,407	$ 7,796	$ 8,792